Business Acquisitions Business Acquisitions - 2017 (Details) - Forecast - Pending Acquisition of an Interest in Waneta Dam CAD in Billions	3 Months Ended
Dec. 31, 2017 CAD
Business Acquisition [Line Items]
Payment for ownership	CAD 1.2
Percentage of ownership interest	66.67%
Percentage of ownership interest not acquired	33.33%
BC Hydro
Business Acquisition [Line Items]
Percentage of ownership interest	66.67%
Teck
Business Acquisition [Line Items]
Long-term contract for electric power, term	20 years
Long-term contract for electric power extension, term	10 years